SUPPLEMENT TO PROSPECTUS
                                       FOR
                                 THE WATER FUND
                                FEBRUARY 4, 2002


THE FOLLOWING SUPPLEMENTS INFORMATION INCLUDED IN THE PROSPECTUS DATED NOVEMBER 9, 2001 AND AMENDED ON DECEMBER 21, 2001 FOR THE WATER FUND, A SERIES OF ATC FUNDS, INC. THE DATE OF THIS SUPPLEMENT IS FEBRUARY 4, 2002.


HOW TO BUY AND SELL SHARES OF THE FUND. The tables in the "Minimum Investment Amounts" section of the Fund's prospectus are replaced with the following:


--------------------------------------------------------------------------------
                               MINIMUM INVESTMENT             MINIMUM SUBSEQUENT
TYPE OF ACCOUNT                 TO OPEN ACCOUNT                   INVESTMENTS
--------------------------------------------------------------------------------
Regular                             $2,500                          $1,000
--------------------------------------------------------------------------------
IRAs                                $1,000                           $100
--------------------------------------------------------------------------------


                        AUTOMATIC INVESTMENT PLAN MEMBERS

--------------------------------------------------------------------------------
                               MINIMUM INVESTMENT             MINIMUM SUBSEQUENT
TYPE OF ACCOUNT                 TO OPEN ACCOUNT                   INVESTMENTS
--------------------------------------------------------------------------------
Regular                             $2,500                      $100 per month
--------------------------------------------------------------------------------
IRAs                                $1,000                      $100 per month
--------------------------------------------------------------------------------

The minimum initial and subsequent investment in the Institutional Class of shares of the Fund remains $500,000.


                                       Supplement to November 9, 2001 Prospectus
                                               Supplement date: February 1, 2002
                                                                     Page 1 of 1